Lines of Credit (Details)	6 Months Ended
Jun. 30, 2020
Total debt ratio [Member]
Actual Ratio	(2.9)
Required Ratio	4.0
Senior debt ratio [Member]
Actual Ratio	(0.7)
Required Ratio	1.5
Interest coverage ratio [Member]
Actual Ratio	(1.2)
Required Ratio	1.0